Investments in real estate, net	12 Months Ended
Dec. 31, 2011
Investments in real estate, net
Investments in real estate, net

3.      Investments in real estate, net

Our investments in real estate, net, consisted of the following as of December 31, 2011 and 2010 (in thousands):

	As of December 31,
	2011		2010
	Book Value	Square Footage	Book Value	Square Footage
Rental properties	$5,112,759	13,567,997	$4,546,769	12,429,758
Less: accumulated depreciation	(742,535)		(616,007)
Rental properties, net	4,370,224		3,930,762

Construction in progress (“CIP”)/ current value-added projects:
Active development	198,644	818,020	134,758	475,818
Active redevelopment	281,555	919,857	248,651	755,463
Projects in India and China	106,775	817,000	98,327	973,000
Generic infrastructure/building improvement projects	92,338	–	–	–
	679,312	2,554,877	481,736	2,204,281
Land/future value-added projects:
Land held for future development	341,678	10,939,000	431,838	8,328,000
Land undergoing preconstruction activities (additional CIP) (1)	574,884	2,668,000	563,800	3,014,000
	916,562	13,607,000	995,638	11,342,000
Investment in unconsolidated real estate entity	42,342	414,000	36,678	428,000
Investments in real estate, net (2)	$6,008,440	30,143,874	$5,444,814	26,404,039

(1)

We generally will not commence ground-up development of any parcels undergoing preconstruction activities without first securing significant pre-leasing for such space. If vertical aboveground construction is not initiated at completion of preconstruction activities, the land parcel will be classified as land held for future development. The two largest projects included in preconstruction as of December 31, 2011, consist of our 1.6 million developable square feet at Alexandria Center™ at Kendall Square in East Cambridge, Massachusetts and our 407,000 developable square foot site for the second tower at Alexandria Center™ for Life Science – New York City.

(2)

In addition to assets included in our investments of real estate, net, we also hold options/rights for parcels supporting approximately 3.0 million developable square feet. These parcels consist of: (a) a parcel supporting the future ground-up development of approximately 385,000 rentable square feet in Alexandria Center™ for Life Science – New York City related to an option under our ground lease; (b) the right to acquire land parcels supporting ground-up development of 636,000 rentable square feet in Edinburgh, Scotland; and (c) an option to increase our land use rights by up to approximately 2.0 million additional developable square feet in China.

Rental properties, net, land held for future development, and construction in progress

As of December 31, 2011 and 2010, we had various projects classified as construction in progress, including development and redevelopment projects, projects in India and China, and land undergoing preconstruction activities.  As of December 31, 2011 and 2010, we had 818,020 and 475,818 rentable square feet, respectively, undergoing active ground-up development consisting of vertical aboveground construction of life science properties.  Additionally, as of December 31, 2011 and 2010, we had 919,857 and 755,463 rentable square feet, respectively, undergoing active redevelopment.  We also had construction projects in India and China aggregating approximately 817,000 and 973,000 rentable square feet as of December 31, 2011 and 2010, respectively.  We are required to capitalize project costs, indirect project costs, and interest during the period an asset is undergoing activities to prepare it for its intended use.  Capitalization of interest ceases after a project is substantially complete and ready for its intended use.  In addition, should construction activity cease, interest would be expensed as incurred.

Additionally, as of December 31, 2011 and 2010, we had approximately $341.7 million and $431.8 million, respectively, of land held for future development, aggregating 10.9 million and 8.3 million rentable square feet, respectively.  Land held for future development represents real estate we plan to develop in the future, but on which, as of each period presented, no construction activities were ongoing.  As a result, interest, property taxes, insurance, and other costs are expensed as incurred. Additionally, as of December 31, 2011 and 2010, we had an aggregate of 2.7 million and 3.0 million rentable square feet, respectively, undergoing preconstruction activities (consisting of Building Information Modeling [3-D virtual modeling], design development and construction drawings, sustainability and energy optimization review, budgeting, planning for future site and infrastructure work, and other activities prior to commencement of vertical construction of aboveground shell and core improvements) that are also classified as construction in progress.  Our objective with preconstruction is to reduce the time it takes to deliver projects to prospective tenants.  Project costs are capitalized as a cost of the project during periods when activities necessary to prepare an asset for its intended use are in progress.  We generally will not commence ground-up development of any parcels undergoing preconstruction activities without first securing significant pre-leasing for such space. If vertical aboveground construction is not initiated at completion of preconstruction activities, the land parcel will be classified as land held for future development.  The two largest projects included in preconstruction consist of our 1.6 million developable square feet at Alexandria Center™ at Kendall Square in Cambridge, Massachusetts, and our 407,000 developable square foot site for the second tower at Alexandria Center™ for Life Science – New York City.

Minimum lease payments to be received under the terms of the operating lease agreements, in effect as of December 31, 2011, are outlined in the table below (in thousands).  These amounts exclude expense reimbursements.

Year	Amount
2012	$370,344
2013	364,752
2014	342,160
2015	304,731
2016	279,586
Thereafter	1,319,210
$2,980,783

The values of acquired above and below market leases, net of related amortization as of December 31, 2011 and 2010, were as follows (in thousands):

	December 31,
	2011	2010
Value of acquired above and below market leases	$55,599	$55,599
Accumulated amortization	(37,678)	(28,333)
Value of acquired above and below market leases, net	$17,921	$27,266

For the years ended December 31, 2011, 2010, and 2009, we recognized a net increase in rental income of approximately $9.3 million, $7.9 million, and $9.4 million, respectively, related to the amortization of acquired above and below market leases.  The weighted average amortization period of acquired above and below market leases was approximately 3.4 years as of December 31, 2011.  The estimated annual amortization of the value of acquired above and below market leases for each of the five succeeding years is as follows (in thousands):

Year	Amount
2012	$3,200
2013	3,316
2014	3,223
2015	3,011
2016	2,641

The values of our other identified intangible assets (primarily acquired in-place leases, net of related amortization), are included in other assets in the accompanying consolidated balance sheets. As of December 31, 2011 and 2010, these amounts were as follows (in thousands):

	December 31,
	2011	2010
Value of acquired in-place leases	$46,655	$32,599
Accumulated amortization	(25,072)	(22,562)
Value of acquired in-place leases, net	$21,583	$10,037

Amortization for these intangible assets, included in depreciation and amortization expense in the accompanying consolidated statements of income, was approximately $3.4 million, $3.2 million, and $4.0 million, for the years ended December 31, 2011, 2010, and 2009, respectively.  As of December 31, 2011, the estimated annual amortization expense for in-place leases is expected to be recognized over a weighted average period of approximately 10.0 years, and is as follows for each of the five succeeding years (in thousands):

Year	Amount
2012	$2,863
2013	2,537
2014	2,238
2015	2,081
2016	1,879

Investment in unconsolidated real estate entity

During the year ended December 31, 2007, we formed an entity with a development partner for the purpose of owning, developing, leasing, managing, and operating a development parcel supporting a future building aggregating 414,000 rentable square feet.  The development parcel serves as collateral for a non-recourse secured loan due in March 2012 with an outstanding balance of $38.4 million as of December 31, 2011 and 2010. We also have an option to extend the maturity date to April 2013.  During the year ended December 31, 2009, the entity entered into an interest rate cap agreement related to the secured note with a notional amount approximating $38.4 million effective May 15, 2009 and terminating on January 3, 2012.  The agreement sets a ceiling on one month LIBOR at 2.50% related to the secured note. As of December 31, 2011, our investment in the unconsolidated entity was approximately $42.3 million.

Our investment in the unconsolidated real estate entity is adjusted for additional contributions and distributions, the proportionate share of the net earnings or losses, and other comprehensive income or loss.  Distributions, profits, and losses related to this entity are allocated in accordance with the operating agreement.  When circumstances indicate there may have been a reduction in value of an equity investment, we evaluate the equity investment and any advances made for impairment by estimating our ability to recover our investment from future expected cash flows.  If we determine that the loss in value is other than temporary, we recognize an impairment charge to reflect the equity investment and any advances made at fair value.  As of December 31, 2011, there were no indications of a reduction in the value of our investment in the unconsolidated real estate entity.